3. SIGNIFICANT ACCOUNTING POLICIES: f) Share-based payment transactions (Policies)	12 Months Ended
Dec. 31, 2019
Policies
f) Share-based payment transactions	f)Share-based payment transactions

The share option plan allows the Company’s employees and consultants to acquire shares of the Company.  The fair value of options granted is recognized as a share-based payment expense with a corresponding increase in equity.  An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value is measured at grant date and each tranche is recognized on a graded-vesting basis over the period during which the options vest.  The fair value of the options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted.  At each statement of financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest.